Noncontrolling Interests Holders	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Southland Holdings Llc [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interests Holders

21.	Noncontrolling Interests Holders

Southland has several controlling interests including both joint ventures and partnerships. We have controlling interests and allocate earnings and losses in those entities to the noncontrolling interest holders based on their ownership percentages.

We own an 84.7% interest in Oscar Renda as of December 31, 2021, December 31, 2020, and December 31, 2019.

We own a 65.0% interest in the Southland Technicore Mole joint venture and a 70.0% interest in the Southland Astaldi joint venture as of December 31, 2021, December 31, 2020, and December 31, 2019.

We acquired the remaining 20.0% stake in Heritage Materials during March 2021. We owned 80.0% of Heritage Materials as of December 31, 2020, and December 31, 2019.

We consolidated each of Oscar Renda Contracting of Canada, Southland Technicore Mole joint venture, and Southland Astaldi joint venture as a result of our significant influence and ownership percentage over the joint venture operations. We have fully consolidated revenue, cost of construction, and other costs on our consolidated statement of operations and balances on the consolidated balance sheets.

Revenue and net income (loss) attributable to noncontrolling interests is as follows:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
Revenue	$318,747	$512,353	$569,981
Net income (loss) attributable to noncontrolling interests	2,810	(3,516)	(22)

Southland Holding Llc [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interests Holders

9.	Noncontrolling Interests Holders

Southland has several controlling interests including both joint ventures and partnerships. We have controlling interests and allocate earnings and losses in those entities to the noncontrolling interest holders based on their ownership percentages.

We own an 84.7% interest in Oscar Renda Contracting, Inc. (“Oscar Renda”), as of June 30, 2022, and June 30, 2021.

We own a 65.0% interest in the Southland Technicore Mole joint venture and a 70.0% interest in the Southland Astaldi joint venture as of June 30, 2022, and June 30, 2021.

We acquired full ownership of the Heritage Materials joint venture during March of 2021 with the acquisition of the remaining 20.0% stake.

We consolidated each of Oscar Renda Contracting of Canada, Southland Technicore Mole joint venture, and Southland Astaldi joint venture as a result of our significant influence and ownership percentage over the joint venture operations. We have fully consolidated revenue, cost of construction, and other costs on our unaudited condensed consolidated statements of operations and balances on the unaudited condensed consolidated balance sheets.